UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811 09151
Eaton Vance Pennsylvania Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		(617) 482 8260

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Income Trust	as of February 28, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.7%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 3.7%
$470	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$508,892
500	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	505,095
500	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 7.05%, 12/1/10	511,805
		1,525,792

Education — 1.5%
600	Philadelphia HEFA, (Chestnut Hill College), 6.00%, 10/1/29	610,890
		610,890

Electric Utilities — 3.1%
600	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	641,982
600	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	629,778
		1,271,760

Escrowed / Prerefunded — 4.1%
1,500	Pennsylvania HEFA, (Drexel University), Prerefunded to 5/1/09 @ 100, 6.00%, 5/1/29	1,676,835
		1,676,835

Health Care - Miscellaneous — 5.4%
600	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	634,800
1,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	1,575,240
		2,210,040

Hospital — 11.6%
$750	Lancaster County Hospital Authority, 5.50%, 3/15/26	$789,277
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,283,037
500	Monroe County Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	528,570
360	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	374,080
850	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	933,088
300	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	313,149
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	535,890
		4,757,091

Industrial Development Revenue — 6.5%
500	New Morgan IDA, (New Morgan Landfill), (AMT), 6.50%, 4/1/19	497,275
1,000	Pennsylvania EDA, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,086,940
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	1,094,548
		2,678,763

Insured-Education — 28.0%
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	2,019,339
1,000	Northampton County HEFA, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,037,860
1,000	Pennsylvania HEFA, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,047,750
2,000	Pennsylvania HEFA, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,084,780
2,000	Pennsylvania HEFA, (Temple University), (MBIA), 5.00%, 4/1/29 (1)	2,057,820
1,000	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	1,006,760
600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33 (2) (3)	668,490
1,500	University of Pittsburgh, (MBIA), 5.00%, 6/1/21	1,580,415
		11,503,214

Insured-Electric Utilities — 8.0%
$1,500	Lehigh County IDA, Pollution Control, (PPL Electric Utilities Corp.), (FGIC), 4.70%, 9/1/29	$1,490,925
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.487%, 7/1/29 (2) (3)	741,636
835	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.902%, 7/1/29 (2) (3)	1,032,110
		3,264,671

Insured-Escrowed/Prerefunded — 12.3%
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09 @ 102, 6.00%, 11/1/29	746,519
265	McKeesport Area School District, (FGIC), Escrowed to Maturity, 0.00%, 10/1/31	70,903
3,100	Pennsylvania Turnpike Commision, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	3,160,946
2,000	Westmoreland County Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,049,240
		5,027,608

Insured-Gas Utilities — 3.4%
1,325	Philadelphia Natural Gas Works, (FSA), Variable Rate, 7.82%, 7/1/28 (4)	1,407,985
		1,407,985

Insured-General Obligations — 13.5%
1,825	Hopewell School District, (FSA), 0.00%, 9/1/25	664,154
735	McKeesport Area School District, (FGIC), 0.00%, 10/1/31	192,114
1,200	Philadelphia School District, (FGIC), 5.125%, 6/1/34	1,258,980
2,000	Philadelphia, (FSA), 5.00%, 3/15/28	2,059,640
1,000	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27 (2) (3)	1,257,910
250	Southeast Delco Area School District, (MBIA), 0.00%, 2/1/24	99,463
		5,532,261

Insured-Hospital — 15.1%
1,000	Dauphin County General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	1,054,530
500	Delaware County Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	508,565
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,575,270
3,000	Montgomery County HEFA, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,075,330
		6,213,695

Insured-Special Tax Revenue — 4.2%
$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,049,840
595	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2) (3)	673,879
		1,723,719

Insured-Transportation — 7.4%
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,033,710
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,055,019
800	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 13.274%, 7/1/26 (2) (3)	931,608
		3,020,337

Insured-Water and Sewer — 11.7%
1,000	Allegheny County Sanitation and Sewer Authority, (MBIA), 5.50%, 12/1/24	1,112,170
500	Delaware County IDA, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	551,395
1,000	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,033,720
2,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31	2,086,720
		4,784,005

Miscellaneous — 1.5%
600	Philadelphia IDA, (Franklin Institute), 5.20%, 6/15/26	600,330
		600,330

Nursing Home — 1.7%
375	Clarion County IDA, (Beverly Enterprises, Inc.), 5.875%, 5/1/07	370,871
335	Cumberland County IDA, (Beverly Enterprises, Inc.), 5.50%, 10/1/08	334,625
		705,496

Senior Living / Life Care — 7.4%
$600	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	$633,438
490	Cliff House Trust (AMT), 6.625%, 6/1/27	375,183
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	514,110
500	Lancaster County Hospital Authority, (Health Center), 5.875%, 6/1/31	525,105
925	Montgomery County HEFA, (Faulkeways at Gwynedd), 6.75%, 11/15/30	977,374
		3,025,210

Transportation — 5.6%
1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,243,812
280	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	288,963
500	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	502,610
270	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	280,276
		2,315,661

Total Tax-Exempt Investments — 155.7% (identified cost $59,596,205)		63,855,363

Other Assets, Less Liabilities — (0.8)%		(334,750)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.9)%		(22,500,000)
Net Assets Applicable to Common Shares — 100.0%		41,020,613

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 28, 2005, 66.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 23.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $5,305,633 or 12.9% of the Trust’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

A summary of financial instruments at February 28, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/05	130 U.S. Treasury Bond	Short	$(14,725,442)	$(14,604,687)	$120,755

At February 28, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,543,031
Gross unrealized appreciation	$4,937,674
Gross unrealized depreciation	(625,342)
Net unrealized appreciation	$4,312,332

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	April 14, 2005